Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Capitalization of Interest
Interest and AFUDC capitalized to the cost of the assets in 2019 and 2018 are as follows:

	2019	2018
Interest capitalized on non-regulated property	$4,538	$2,268
AFUDC capitalized on regulated property:
Allowance for borrowed funds	2,745	1,684
Allowance for equity funds	4,896	2,728
Total	$12,179	$6,680

Property, Plant and Equipment
Property, plant and equipment consist of the following:

2019
	Cost	Accumulated depreciation	Net book value
Generation	$2,816,611	$540,118	$2,276,493
Distribution and transmission	4,988,297	598,449	4,389,848
Land	74,517	—	74,517
Equipment and other	94,583	47,541	47,042
Construction in progress
Generation	140,235	—	140,235
Distribution and transmission	303,529	—	303,529
	$8,417,772	$1,186,108	$7,231,664

5.	Property, plant and equipment (continued)

2018
	Cost	Accumulated depreciation	Net book value
Generation	$2,470,279	$450,230	$2,020,049
Distribution and transmission	4,455,935	521,236	3,934,699
Land	73,773	—	73,773
Equipment and other	88,757	41,295	47,462
Construction in progress
Generation	104,996	—	104,996
Distribution and transmission	212,579	—	212,579
	$7,406,319	$1,012,761	$6,393,558